Significant accounting policies - Reconciliation between the operating lease commitments and the lease liability recorded (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
1. Significant accounting policies
Operating lease commitment as at 31 December 2018 as disclosed in the Group consolidated financial statements	£ 1,982	£ 2,345
Impact of discounting using the Barclays Bank Group's incremental borrowing rate	(76)	(793)
Recognition exemption for short-term leases	(14)	(17)
Extension and termination options reasonably certain to be exercised	(474)	(161)
Lease liabilities recognised as at 1 January 2019	£ 1,563	£ 1,696